Stockholders' Equity - Additional Information (Detail) - $ / shares	8 Months Ended	9 Months Ended
	Dec. 31, 2019	Sep. 30, 2020	May 31, 2019	Dec. 31, 2018
Stockholders Equity Note [Line Items]
Common stock, par value	$ 0.01	$ 0.01		$ 0.01
Common stock, shares authorized	1,000	1,000		1,000
Common stock, shares issued	125	125		125
Common stock, shares outstanding	125	125		125
Predecessor Company
Stockholders Equity Note [Line Items]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Warrant price per share	$ 0.01	$ 0.01
Description of warrant redemption		at $0.10 per warrant upon a minimum of 30 days' prior written notice of redemption provided that holders will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of shares determined based on the redemption date and the "fair market value" of the Class A common stock (the "fair market value" of the Class A common stock shall mean the average last reported sale price of the Class A common stock for the 10 trading days ending on the third trading day prior to the date on which the notice of redemption is sent to the holders of warrants);
Stock split, description	If, and only if, the last reported sale price of the Class A common stock equals or exceeds $10.00 per share (as adjusted per share splits, share dividends, reorganizations, recapitalizations and the like) on the trading day prior to the date on which the Company sends the notice of redemption to the warrant holders; and	If, and only if, the last reported sale price of the Class A common stock equals or exceeds $10.00 per share (as adjusted per share splits, share dividends, reorganizations, recapitalizations and the like) on the trading day prior to the date on which the Company sends the notice of redemption to the warrant holders; and
Description of common stock	If, and only if, there is an effective registration statement covering the Class A common stock issuable upon exercise of the warrants (or such other security as the warrants may be exercisable for at the time of redemption) and a current prospectus relating thereto available throughout the 30-day period after written notice of redemption is given, or an exemption from registration is available.	If, and only if, there is an effective registration statement covering the Class A common stock issuable upon exercise of the warrants (or such other security as the warrants may be exercisable for at the time of redemption) and a current prospectus relating thereto available throughout the 30-day period after written notice of redemption is given, or an exemption from registration is available.
Warrant expires		5 years
Predecessor Company | Class A Common Stock
Stockholders Equity Note [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	1,686,834	2,092,969
Common stock, shares outstanding	1,686,834	2,092,969
Common stock subject to possible redemption	43,313,166	42,907,031
Warrant price per share	$ 0.10
Description of warrant redemption	At $0.10 per warrant upon a minimum of 30 days' prior written notice of redemption provided that holders will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of shares determined based on the redemption date and the "fair market value" of the Class A common stock (the "fair market value" of the Class A common stock shall mean the average last reported sale price of the Class A common stock for the 10 trading days ending on the third trading day prior to the date on which the notice of redemption is sent to the holders of warrants).
Predecessor Company | Class A Common Stock | Common Stock Including Stocks Subject to Possible Redemption
Stockholders Equity Note [Line Items]
Common stock, shares issued	45,000,000	45,000,000
Common stock, shares outstanding	45,000,000	45,000,000
Predecessor Company | Class B Common Stock
Stockholders Equity Note [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	11,250,000	11,250,000
Common stock, shares outstanding	11,250,000	11,250,000
Aggregate on converted percentage		20.00%